787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Aberdeen Global Equity Fund (the “Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of the Aberdeen Global Select Opportunities Fund Inc. (the “Target Fund”) in exchange for Class A and Institutional Class shares of the Acquiring Fund.  The Registration Statement also seeks Target Fund shareholder approval for the liquidation of the Target Fund to be implemented only if the proposed acquisition is not approved by shareholders or is not consummated by any other reason.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

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in alliance with Dickson Minto W.S., London and Edinburgh